DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF

May 31, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.6%
Communication Services - 12.4%
Activision Blizzard, Inc.*	600	$48,120
Alphabet, Inc., Class A*	5,176	635,975
Alphabet, Inc., Class C*	4,842	597,357
AT&T, Inc.	6,236	98,092
Charter Communications, Inc., Class A*	97	31,637
Comcast Corp., Class A	2,841	111,793
Electronic Arts, Inc.	302	38,656
Fox Corp., Class A	421	13,135
Fox Corp., Class B	203	5,930
Interpublic Group of Cos., Inc.	756	28,116
Lumen Technologies, Inc.	708	1,402
Meta Platforms, Inc., Class A*	4,542	1,202,358
New York Times Co., Class A	194	6,871
News Corp., Class A	254	4,651
Omnicom Group, Inc.	205	18,079
Pinterest, Inc., Class A*	445	10,653
Spotify Technology SA*	83	12,359
Take-Two Interactive Software, Inc.*	46	6,336
Verizon Communications, Inc.	1,654	58,932
Walt Disney Co.*	58	5,102
Warner Bros Discovery, Inc.*	599	6,757

(Cost $2,613,105)		2,942,311

Consumer Discretionary - 10.7%
Advance Auto Parts, Inc.	155	11,298
Amazon.com, Inc.*	1,884	227,173
AutoNation, Inc.*	134	17,543
AutoZone, Inc.*	33	78,766
Bath & Body Works, Inc.	419	14,766
Best Buy Co., Inc.	806	58,572
Booking Holdings, Inc.*	12	30,105
BorgWarner, Inc.	371	16,446
Burlington Stores, Inc.*	95	14,294
Capri Holdings Ltd.*	242	8,494
Chipotle Mexican Grill, Inc.*	24	49,836
Columbia Sportswear Co.	74	5,463
D.R. Horton, Inc.	312	33,334
Darden Restaurants, Inc.	143	22,668
Deckers Outdoor Corp.*	46	21,850
Dick’s Sporting Goods, Inc.	218	27,797
Domino’s Pizza, Inc.	46	13,333
eBay, Inc.	490	20,845
Expedia Group, Inc.*	146	13,974
Five Below, Inc.*	60	10,351
Floor & Decor Holdings, Inc., Class A*	109	9,953
Garmin Ltd.	229	23,621
Gentex Corp.	385	10,110
Genuine Parts Co.	190	28,297
Grand Canyon Education, Inc.*	84	8,800
Home Depot, Inc.	1,607	455,504
Kohl’s Corp. (a)	301	5,514
Lear Corp.	62	7,605
Lennar Corp., Class A	456	48,847
Lithia Motors, Inc. (a)	48	11,197
LKQ Corp.	408	21,522
Lowe’s Cos., Inc.	1,450	291,639
Lululemon Athletica, Inc.*	108	35,848
Macy’s, Inc. (a)	793	10,777
Mohawk Industries, Inc.*	118	10,861
NIKE, Inc., Class B	957	100,734
NVR, Inc.*	8	44,434
O’Reilly Automotive, Inc.*	114	102,977
Penske Automotive Group, Inc.	50	6,911
Polaris, Inc.	73	7,863
PulteGroup, Inc.	482	31,851
PVH Corp.	107	9,204
Ralph Lauren Corp.	71	7,548
Ross Stores, Inc.	637	66,006
Skechers U.S.A., Inc., Class A*	179	9,195
Starbucks Corp.	1,225	119,609
Tapestry, Inc.	518	20,730
Tempur Sealy International, Inc. (a)	360	12,830
Thor Industries, Inc. (a)	130	10,175
TJX Cos., Inc.	1,857	142,599
Toll Brothers, Inc.	143	9,681
Tractor Supply Co.	217	45,481
Ulta Beauty, Inc.*	83	34,016
VF Corp.	240	4,133
Victoria’s Secret & Co.*	262	5,350
Whirlpool Corp.	108	13,963
Williams-Sonoma, Inc. (a)	250	28,378
Yum! Brands, Inc.	230	29,599

(Cost $2,544,962)		2,540,270

Consumer Staples - 9.0%
Altria Group, Inc.	1,533	68,096
Archer-Daniels-Midland Co.	1,116	78,845
BJ’s Wholesale Club Holdings, Inc.*	310	19,422
Clorox Co.	132	20,880
Colgate-Palmolive Co.	781	58,091
Costco Wholesale Corp.	925	473,193
Darling Ingredients, Inc.*	132	8,366
Dollar General Corp.	360	72,392
Dollar Tree, Inc.*	133	17,939
Estee Lauder Cos., Inc., Class A	47	8,649
General Mills, Inc.	134	11,278
Hershey Co.	46	11,946
Hormel Foods Corp.	133	5,087
Kimberly-Clark Corp.	122	16,382
Kroger Co.	1,089	49,364
Monster Beverage Corp.*	692	40,565
PepsiCo, Inc.	46	8,388
Performance Food Group Co.*	122	6,745

Philip Morris International, Inc.	1,845	166,069
Procter & Gamble Co.	2,085	297,113
Sysco Corp.	134	9,373
Target Corp.	1,413	185,004
Tyson Foods, Inc., Class A	362	18,332
US Foods Holding Corp.*	239	9,508
Walgreens Boots Alliance, Inc.	1,065	32,344
Walmart, Inc.	2,998	440,316

(Cost $2,191,105)		2,133,687

Energy - 9.0%
Antero Resources Corp.*	251	5,123
APA Corp.	482	15,318
Chesapeake Energy Corp. (a)	146	10,987
Chevron Corp.	2,996	451,258
ConocoPhillips	1,896	188,273
Coterra Energy, Inc.	240	5,580
Devon Energy Corp.	542	24,986
Diamondback Energy, Inc.	182	23,141
EOG Resources, Inc.	1,177	126,280
Exxon Mobil Corp.	8,275	845,540
HF Sinclair Corp.	119	4,931
Marathon Oil Corp.	969	21,473
Marathon Petroleum Corp.	1,285	134,809
Occidental Petroleum Corp.	409	23,583
ONEOK, Inc.	314	17,791
Ovintiv, Inc.	506	16,733
PDC Energy, Inc.	182	12,489
Phillips 66	984	90,144
Pioneer Natural Resources Co.	61	12,166
Targa Resources Corp.	290	19,735
Texas Pacific Land Corp. (a)	3	3,911
Valero Energy Corp.	805	86,167

(Cost $2,150,795)		2,140,418

Financials - 10.4%
Affiliated Managers Group, Inc.	38	5,285
Aflac, Inc.	120	7,705
Allstate Corp.	299	32,427
Aon PLC, Class A	48	14,798
Apollo Global Management, Inc.	322	21,526
Arch Capital Group Ltd.*	322	22,443
Berkshire Hathaway, Inc., Class B*	3,418	1,097,451
Blackstone, Inc.	862	73,822
Capital One Financial Corp.	94	9,796
Carlyle Group, Inc.	576	15,788
Cboe Global Markets, Inc.	118	15,626
Cincinnati Financial Corp.	349	33,678
Coinbase Global, Inc., Class A*(a)	467	29,047
Credit Acceptance Corp.*	22	9,805
Discover Financial Services	166	17,055
Erie Indemnity Co., Class A	46	9,849
Evercore, Inc., Class A	170	18,352
F&G Annuities & Life, Inc.	23	476
FactSet Research Systems, Inc.	47	18,090
Fidelity National Financial, Inc.	346	11,812
First American Financial Corp.	250	13,733
Franklin Resources, Inc.	470	11,285
Jack Henry & Associates, Inc.	74	11,314
Janus Henderson Group PLC	217	5,703
Lazard Ltd., Class A	287	8,234
LPL Financial Holdings, Inc.	62	12,076
Markel Corp.*	11	14,462
MarketAxess Holdings, Inc.	36	9,807
Marsh & McLennan Cos., Inc.	479	82,953
Mastercard, Inc., Class A	719	262,449
MGIC Investment Corp.	827	12,504
Moody’s Corp.	206	65,277
MSCI, Inc.	78	36,701
Old Republic International Corp.	385	9,429
PayPal Holdings, Inc.*	770	47,732
Progressive Corp.	542	69,327
S&P Global, Inc.	350	128,601
SEI Investments Co.	241	13,636
Synchrony Financial	491	15,201
T. Rowe Price Group, Inc.	611	65,475
Travelers Cos., Inc.	35	5,923
Visa, Inc., Class A (a)	301	66,530
Western Union Co.	529	6,025
Willis Towers Watson PLC	226	49,460

(Cost $2,391,929)		2,488,668

Health Care - 13.5%
Abbott Laboratories	1,091	111,282
AbbVie, Inc.	314	43,319
Align Technology, Inc.*	84	23,743
AmerisourceBergen Corp.	50	8,508
Amgen, Inc.	229	50,529
Biogen, Inc.*	235	69,656
Bio-Rad Laboratories, Inc., Class A*	58	21,654
Bristol-Myers Squibb Co.	1,213	78,166
Cardinal Health, Inc.	155	12,757
Chemed Corp.	24	12,810
Cigna Group	288	71,254
Cooper Cos., Inc.	34	12,632
CVS Health Corp.	1,688	114,835
DaVita, Inc.*	72	6,744
Edwards Lifesciences Corp.*	492	41,441
Elevance Health, Inc.	170	76,129
Eli Lilly & Co.	118	50,676
Exelixis, Inc.*	420	8,098
Gilead Sciences, Inc.	921	70,862
HCA Healthcare, Inc.	325	85,862
Henry Schein, Inc.*	300	22,170
Hologic, Inc.*	457	36,053
Humana, Inc.	133	66,749
IDEXX Laboratories, Inc.*	61	28,351

Incyte Corp.*	170	10,464
Intuitive Surgical, Inc.*	35	10,774
Johnson & Johnson	2,720	421,763
Laboratory Corp. of America Holdings	156	33,155
Masimo Corp.*	46	7,445
McKesson Corp.	469	183,304
Merck & Co., Inc.	374	41,293
Mettler-Toledo International, Inc.*	21	27,759
Moderna, Inc.*	984	125,667
Molina Healthcare, Inc.*	146	39,989
Organon & Co.	550	10,665
Pfizer, Inc.	8,957	340,545
Premier, Inc., Class A	182	4,550
Quest Diagnostics, Inc.	242	32,101
QuidelOrtho Corp.*	109	9,280
Regeneron Pharmaceuticals, Inc.*	229	168,443
Thermo Fisher Scientific, Inc.	72	36,609
United Therapeutics Corp.*	37	7,760
UnitedHealth Group, Inc.	899	438,029
Universal Health Services, Inc., Class B	83	10,967
Vertex Pharmaceuticals, Inc.*	287	92,865
Waters Corp.*	59	14,822
West Pharmaceutical Services, Inc.	71	23,759

(Cost $3,222,212)		3,216,288

Industrials - 6.2%
3M Co.	578	53,933
A O Smith Corp.	275	17,584
Acuity Brands, Inc.	62	9,343
AECOM	85	6,634
AGCO Corp.	97	10,697
Alaska Air Group, Inc.*	182	8,177
Allegion PLC	50	5,237
Automatic Data Processing, Inc.	458	95,717
Broadridge Financial Solutions, Inc.	119	17,460
C.H. Robinson Worldwide, Inc.	122	11,534
Carrier Global Corp.	564	23,068
Caterpillar, Inc.	62	12,756
Cintas Corp.	13	6,138
Concentrix Corp.	46	4,034
Copart, Inc. *	432	37,839
Cummins, Inc.	261	53,351
Delta Air Lines, Inc.*	314	11,408
Donaldson Co., Inc.	155	9,072
Eaton Corp. PLC	62	10,906
Emerson Electric Co.	218	16,934
Expeditors International of Washington, Inc.	398	43,903
Fastenal Co.	635	34,195
FedEx Corp.	310	67,574
Fortune Brands Innovations, Inc.	120	7,254
FTI Consulting, Inc.*	59	11,093
General Dynamics Corp.	35	7,146
Genpact Ltd.	120	4,414
Graco, Inc.	206	15,757
GXO Logistics, Inc.*	119	6,654
Huntington Ingalls Industries, Inc.	26	5,236
Illinois Tool Works, Inc.	49	10,718
JB Hunt Transport Services, Inc.	168	28,051
JetBlue Airways Corp.*	540	3,688
Johnson Controls International PLC	145	8,657
Knight-Swift Transportation Holdings, Inc.	275	15,122
L3Harris Technologies, Inc.	36	6,333
Landstar System, Inc.	96	16,836
Lennox International, Inc.	49	13,500
Lincoln Electric Holdings, Inc.	50	8,483
Lockheed Martin Corp.	412	182,932
ManpowerGroup, Inc.	107	7,508
Masco Corp.	310	14,979
Masterbrand, Inc.*	120	1,246
Nordson Corp.	34	7,410
Northrop Grumman Corp.	34	14,807
Old Dominion Freight Line, Inc.	130	40,357
Otis Worldwide Corp.	202	16,061
Owens Corning	178	18,927
PACCAR, Inc.	85	5,846
Parker-Hannifin Corp.	22	7,050
Paychex, Inc.	322	33,787
Pentair PLC	205	11,371
Quanta Services, Inc.	49	8,701
Robert Half International, Inc.	238	15,475
Rockwell Automation, Inc.	24	6,686
RXO, Inc.*(a)	179	3,736
Snap-on, Inc.	93	23,144
Southwest Airlines Co.	311	9,290
Tetra Tech, Inc.	46	6,324
Textron, Inc.	146	9,033
Toro Co.	145	14,185
Trex Co., Inc.*	118	6,059
United Parcel Service, Inc., Class B	1,113	185,871
W.W. Grainger, Inc.	48	31,153
Waste Management, Inc.	230	37,242
Watsco, Inc.	50	16,219
WESCO International, Inc.	38	5,220
XPO, Inc.*	179	8,400

(Cost $1,514,297)		1,485,455

Information Technology - 24.3%
Accenture PLC, Class A	746	228,216
Adobe, Inc.*	433	180,903
Advanced Micro Devices, Inc.*	1,309	154,737
Akamai Technologies, Inc.*	122	11,239
Amdocs Ltd.	218	20,529
Apple, Inc.	7,938	1,407,010
Applied Materials, Inc.	1,259	167,825
Arista Networks, Inc.*	227	37,759

Autodesk, Inc.*	35	6,979
Cadence Design Systems, Inc.*	227	52,417
Ciena Corp.*	218	10,189
Cirrus Logic, Inc.*	95	7,380
Cisco Systems, Inc.	7,527	373,866
Cognex Corp.	146	8,024
Cognizant Technology Solutions Corp., Class A	934	58,366
Corning, Inc.	406	12,509
Dell Technologies, Inc., Class C	494	22,136
Dolby Laboratories, Inc., Class A	74	6,107
Dropbox, Inc., Class A*	253	5,824
EPAM Systems, Inc.*	46	11,804
F5, Inc.*	62	9,150
Fair Isaac Corp.*	22	17,329
First Solar, Inc.*	85	17,252
Fortinet, Inc.*	206	14,076
Gartner, Inc.*	58	19,886
HP, Inc.	3,743	108,772
Intel Corp.	8,393	263,876
International Business Machines Corp.	133	17,102
Intuit, Inc.	70	29,338
Keysight Technologies, Inc.*	157	25,403
KLA Corp.	121	53,602
Lam Research Corp.	179	110,389
Lumentum Holdings, Inc.*	86	4,549
Micron Technology, Inc.	2,492	169,954
Microsoft Corp.	4,341	1,425,541
MKS Instruments, Inc. (a)	85	8,271
NetApp, Inc.	132	8,758
NVIDIA Corp.	301	113,880
ON Semiconductor Corp.*	226	18,894
Oracle Corp.	625	66,212
Qorvo, Inc.*	119	11,574
QUALCOMM, Inc.	1,185	134,391
Salesforce, Inc.*	122	27,252
Skyworks Solutions, Inc.	262	27,120
Synopsys, Inc.*	36	16,379
Teradyne, Inc.	274	27,452
Texas Instruments, Inc.	1,285	223,436
VeriSign, Inc.*	34	7,593
Zebra Technologies Corp., Class A*	61	16,017

(Cost $5,204,020)		5,777,267

Materials - 3.0%
Air Products and Chemicals, Inc.	61	16,418
Alcoa Corp.	132	4,187
Amcor PLC	554	5,341
Celanese Corp.	169	17,579
CF Industries Holdings, Inc.	359	22,082
Cleveland-Cliffs, Inc.*	1,161	16,115
Corteva, Inc.	1,041	55,683
Dow, Inc.	1,141	55,658
DuPont de Nemours, Inc.	730	49,049
Eagle Materials, Inc.	62	10,102
Eastman Chemical Co.	82	6,321
Freeport-McMoRan, Inc.	2,171	74,552
Huntsman Corp.	266	6,317
International Paper Co.	398	11,717
Louisiana-Pacific Corp.	301	17,615
LyondellBasell Industries NV, Class A	672	57,483
Mosaic Co.	337	10,771
Newmont Corp.	266	10,786
Nucor Corp.	876	115,685
Olin Corp.	298	14,098
Packaging Corp. of America	97	12,031
Reliance Steel & Aluminum Co.	146	34,263
Sherwin-Williams Co.	46	10,478
Southern Copper Corp.	98	6,543
Steel Dynamics, Inc.	541	49,718
United States Steel Corp.	708	14,811

(Cost $744,177)		705,403

Real Estate - 0.8%
CBRE Group, Inc., Class A*	718	53,792
Jones Lang LaSalle, Inc.*	62	8,701
Public Storage REIT	190	53,827
Simon Property Group, Inc. REIT	253	26,603
Weyerhaeuser Co. REIT	1,513	43,363

(Cost $196,741)		186,286

Utilities - 0.3%
Constellation Energy Corp.	86	7,226
DTE Energy Co.	181	19,475
Exelon Corp.	263	10,428
NRG Energy, Inc.	505	17,064
Public Service Enterprise Group, Inc.	132	7,887
Sempra Energy	49	7,033
UGI Corp.	170	4,755
Vistra Corp.	266	6,376

(Cost $80,504)		80,244

TOTAL COMMON STOCKS (Cost $22,853,847)		23,696,297

EXCHANGE-TRADED FUNDS - 0.2%
iShares Russell 1000 ETF
(Cost $56,592)	255	58,410

SECURITIES LENDING COLLATERAL - 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.03% (b) (c)
(Cost $27,688)	27,688	27,688

CASH EQUIVALENTS - 0.0%
DWS Government Money Market Series “Institutional Shares”, 5.04% (b)
(Cost $3,793)	3,793	3,793

TOTAL INVESTMENTS - 99.9% (Cost $22,941,920)		$23,786,188
Other assets and liabilities, net - 0.1%		17,373

NET ASSETS - 100.0%		$23,803,561

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2023 is as follows:

Value ($) at 8/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2023	Value ($) at 5/31/2023
SECURITIES LENDING COLLATERAL — 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.03% (b)(c)
4,995	22,693 (d)	—	—	—	357	—	27,688	27,688
CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 5.04% (b)
4,206	217,671	(218,084)	—	—	205	—	3,793	3,793

9,201	240,364	(218,084)	—	—	562	—	31,481	31,481

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2023 amounted to $187,456, which is 0.8% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $166,999.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2023.

REIT:	Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2023 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$23,696,297	$—	$—	$23,696,297
Exchange-Traded Funds	58,410	—	—	58,410
Short-Term Investments (a)	31,481	—	—	31,481

TOTAL	$23,786,188	$—	$—	$23,786,188

(a)	See Schedule of Investments for additional detailed categorizations.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

QARP-PH3

R-089711-1 (5/24) DBX005195 (5/24)